Financial result	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
FINANCIAL RESULT	FINANCIAL RESULT

	Years ended December 31,
Description	2020	2019	2018

Financial income
interest on short-term investments	23,187	12,462	31,947
Sublease receivable	28,714	29,695	33,129
Other	8,397	29,914	9,446
	60,298	72,071	74,522
Financial expenses
Interest on loans	(270,057)	(195,688)	(164,294)
Interest on lease	(1,438,825)	(732,723)	(606,076)
Interest on finance lease	(130,326)	(73,284)	(75,313)
Interest on factoring credit card receivables	(25,715)	(13,477)	(10,625)
Interest on provision for return of aircraft	(283,797)	(88,015)	(56,827)
Interest and fines on other operations	(225,082)	(129,954)	(79,822)
Share conversion right	(755,354)	—	—
Guarantee commission	(38,484)	(30,977)	(26,187)
Borrowing cost	(44,671)	(12,549)	(23,169)
Other	(57,630)	(52,857)	(52,515)
	(3,269,941)	(1,329,524)	(1,094,828)
Derivative financial instruments, net	(1,452,116)	325,452	298,094
Foreign currency exchange, net	(4,302,540)	(391,905)	(1,306,063)
Financial result, net	(8,964,299)	(1,323,906)	(2,028,275)